Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2018
Disclosure of loans commitments and financial guarantees contracts [Abstract]
Disclosure of loans commitments and financial guarantees contracts [Text Block]
7.	Loan commitments and financial guarantee contracts

In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,	December 31,
	2018	2017
Documentary letters of credit	218,988	273,449
Stand-by letters of credit and guarantees - commercial risk	179,756	168,976
Credit commitments	103,143	45,578
Total loans commitments and financial guarantee contracts	501,887	488,003

The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,	December 31,
Maturities	2018	2017
Up to 1 year	434,544	457,168
From 1 to 2 years	200	257
From 2 to 5 years	67,143	30,000
More than 5 years	-	578
Total	501,887	488,003

Loan commitments and financial guarantee contracts classified by issuer’s credit quality indicators are as follows:

	December 31,	December 31,
Rating	2018	2017
1-4	94,724	120,275
5-6	158,864	113,271
7	248,299	254,457
Total	501,887	488,003

The breakdown of the Bank’s loan commitments and financial guarantee contracts’ exposure by country risk is as follows:

	December 31,	December 31,
	2018	2017
Country:
Ecuador	247,225	252,800
Colombia	52,000	91,020
Brazil	50,000	-
Costa Rica	38,598	19,848
Panama	29,175	31,260
Mexico	22,731	35,643
Germany	18,000	-
Dominican Republic	16,500	-
Guatemala	15,293	11,788
Argentina	6,980	7,546
Peru	2,846	17,618
El Salvador	824	767
Uruguay	750	3,176
Canada	422	425
Bolivia	293	200
Honduras	250	890
Chile	-	15,000
Paraguay	-	22
Total	501,887	488,003

Letters of credit, stand-by letters of credit and guarantees

The Bank, on behalf of its client’s base, issues, confirms and advises letters of credit to facilitate foreign trade transactions. When issuing, confirming and advising letters of credit, the Bank adds its own unqualified assurance that the bank will pay upon presentation of complying documents as per the terms and conditions established in the letter of credit. The Bank also issues, confirms and advises stand-by letters of credit and guarantees, which are issued on behalf of institutional clients in connection with financing between its clients and third parties.  The Bank applies the same credit policies used in its lending process, and once the commitment is issued, it becomes irrevocable and remains valid until its expiration upon the presentation of complying documents on or before the expiry date.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to clients. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn on, the total commitment amounts do not necessarily represent future cash requirements.

The allowance for expected credit losses relating to loan commitments and financial guarantee contracts is as follows:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	-	6,845
Transfer to lifetime expected credit losses	(31)	31	-	-
Transfer to credit-impaired financial instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	13	169	-	182
Financial instruments that have been derecognized during the year	(1,179)	(5,487)	-	(6,666)
New instruments originated or purchased	2,928	-	-	2,928
Allowance for expected credit losses as of December 31, 2018	3,089	200	-	3,289

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	1,143	4,633	-	5,776
Transfer to lifetime expected credit losses	(1)	1	-	-
Transfer to credit-impaired financial instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	(54)	853	-	799
Financial instruments that have been derecognized during the year	(971)	-	-	(971)
New instruments originated or purchased	1,241	-	-	1,241
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	-	6,845

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).

The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s management estimate of expected credit losses items such as: confirmed letters of credit, stand-by letters of credit, guarantees and credit commitments.